UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

New Horizons Fund

Investor Class (PRNHX)

This annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Investor Class	$81	0.80%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Small-caps performed well, particularly in the second half of the year, but still lagged large-caps.

  Stock selection in health care contributed the most to performance relative to the Russell 2000 Growth Index. Shares of Insmed, a clinical-stage biopharmaceutical company focused on inhaled therapies for patients battling severe lung diseases, ended higher on a series of positive updates on its tentpole products. Stock choices and an average underweight in financials also added value. Toast, a leading software provider for restaurants, performed well as the company continued to demonstrate sales growth.

  Stock selection in industrials and business services detracted the most, as less-than-truckload shipping company Saia dealt with margin pressures in a challenging freight environment. In information technology, stock choices weighed on relative returns. Shares of BILL fell early in the year on low take rates and currency headwinds.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,590	10,097	9,532
2016	10,085	10,362	9,841
2016	10,862	10,818	10,748
2016	10,779	11,274	11,132
2017	11,869	11,921	11,727
2017	12,700	12,280	12,242
2017	13,546	12,842	13,003
2017	14,174	13,656	13,599
2018	15,058	13,568	13,912
2018	16,301	14,095	14,918
2018	17,776	15,099	15,742
2018	14,747	12,940	12,334
2019	17,809	14,757	14,448
2019	19,238	15,361	14,845
2019	18,635	15,540	14,226
2019	20,308	16,954	15,847
2020	17,800	13,410	11,764
2020	24,491	16,364	15,362
2020	27,576	17,871	16,461
2020	32,029	20,495	21,335
2021	31,434	21,796	22,375
2021	35,194	23,592	23,251
2021	36,564	23,568	21,937
2021	35,140	25,754	21,939
2022	28,387	24,395	19,169
2022	21,827	20,321	15,478
2022	22,028	19,413	15,516
2022	22,137	20,808	16,157
2023	23,804	22,302	17,138
2023	25,639	24,172	18,347
2023	24,473	23,386	17,004
2023	26,862	26,209	19,171
2024	28,496	28,835	20,625
2024	26,055	29,762	20,023
2024	27,760	31,616	21,707
2024	27,898	32,448	22,077
2025	24,788	30,916	19,623
2025	26,368	34,314	21,971
2025	28,278	37,120	24,650
2025	28,776	38,012	24,949

202501-4140694, 202601-5112730

F42-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Horizons Fund (Investor Class)	3.15%	-2.12%	11.15%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Growth Index (Strategy Benchmark)	13.01	3.18	9.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,452,789
  Number of Portfolio Holdings386
  Investment Advisory Fees Paid (000s)$85,569
  Portfolio Turnover Rate92.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	27.1%
Industrials & Business Services	21.5
Information Technology	21.0
Consumer Discretionary	8.4
Financials	8.3
Energy	4.4
Materials	3.7
Real Estate	2.2
Communication Services	2.0
Other	1.4

Top Ten Holdings (as a % of Net Assets)

Lattice Semiconductor	1.9%
Natera	1.6
Guardant Health	1.5
Argenx	1.5
Fabrinet	1.4
MACOM Technology Solutions Holdings	1.2
SiteOne Landscape Supply	1.2
Teledyne Technologies	1.2
Repligen	1.1
Kymera Therapeutics	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Horizons Fund

Investor Class (PRNHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

New Horizons Fund

I Class (PRJIX)

This annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - I Class	$67	0.66%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Small-caps performed well, particularly in the second half of the year, but still lagged large-caps.

  Stock selection in health care contributed the most to performance relative to the Russell 2000 Growth Index. Shares of Insmed, a clinical-stage biopharmaceutical company focused on inhaled therapies for patients battling severe lung diseases, ended higher on a series of positive updates on its tentpole products. Stock choices and an average underweight in financials also added value. Toast, a leading software provider for restaurants, performed well as the company continued to demonstrate sales growth.

  Stock selection in industrials and business services detracted the most, as less-than-truckload shipping company Saia dealt with margin pressures in a challenging freight environment. In information technology, stock choices weighed on relative returns. Shares of BILL fell early in the year on low take rates and currency headwinds.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	479,760	504,841	476,585
2016	504,589	518,121	492,031
2016	543,775	540,907	537,404
2016	539,732	563,676	556,590
2017	594,515	596,049	586,361
2017	636,349	614,023	612,096
2017	679,054	642,092	650,158
2017	710,684	682,784	679,968
2018	755,246	678,383	695,603
2018	817,766	704,764	745,913
2018	892,035	754,971	787,112
2018	740,314	646,994	616,677
2019	894,175	737,854	722,405
2019	966,273	768,069	742,257
2019	936,360	776,999	711,282
2019	1,020,519	847,685	792,328
2020	894,840	670,521	588,185
2020	1,231,584	818,221	768,077
2020	1,387,097	893,559	823,055
2020	1,611,557	1,024,747	1,066,729
2021	1,581,883	1,089,787	1,118,735
2021	1,771,444	1,179,583	1,162,561
2021	1,840,943	1,178,384	1,096,847
2021	1,769,771	1,287,709	1,096,969
2022	1,430,199	1,219,738	958,450
2022	1,100,047	1,016,027	773,907
2022	1,110,616	970,666	775,779
2022	1,116,512	1,040,379	807,836
2023	1,200,958	1,115,082	856,893
2023	1,294,041	1,208,602	917,326
2023	1,235,504	1,169,276	850,190
2023	1,356,416	1,310,429	958,565
2024	1,439,422	1,441,725	1,031,242
2024	1,316,592	1,488,091	1,001,138
2024	1,403,437	1,580,787	1,085,335
2024	1,410,572	1,622,413	1,103,828
2025	1,254,009	1,545,804	981,129
2025	1,334,298	1,715,707	1,098,528
2025	1,431,397	1,855,986	1,232,479
2025	1,456,922	1,900,583	1,247,467

202501-4140694, 202601-5112730

F532-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Horizons Fund (I Class)	3.29%	-2.00%	11.29%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Growth Index (Strategy Benchmark)	13.01	3.18	9.57

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,452,789
  Number of Portfolio Holdings386
  Investment Advisory Fees Paid (000s)$85,569
  Portfolio Turnover Rate92.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	27.1%
Industrials & Business Services	21.5
Information Technology	21.0
Consumer Discretionary	8.4
Financials	8.3
Energy	4.4
Materials	3.7
Real Estate	2.2
Communication Services	2.0
Other	1.4

Top Ten Holdings (as a % of Net Assets)

Lattice Semiconductor	1.9%
Natera	1.6
Guardant Health	1.5
Argenx	1.5
Fabrinet	1.4
MACOM Technology Solutions Holdings	1.2
SiteOne Landscape Supply	1.2
Teledyne Technologies	1.2
Repligen	1.1
Kymera Therapeutics	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Horizons Fund

I Class (PRJIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

New Horizons Fund

Z Class (TRUZX)

This annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts despite continued elevated inflation. Small-caps performed well, particularly in the second half of the year, but still lagged large-caps.

  Stock selection in health care contributed the most to performance relative to the Russell 2000 Growth Index. Shares of Insmed, a clinical-stage biopharmaceutical company focused on inhaled therapies for patients battling severe lung diseases, ended higher on a series of positive updates on its tentpole products. Stock choices and an average underweight in financials also added value. Toast, a leading software provider for restaurants, performed well as the company continued to demonstrate sales growth.

  Stock selection in industrials and business services detracted the most, as less-than-truckload shipping company Saia dealt with margin pressures in a challenging freight environment. In information technology, stock choices weighed on relative returns. Shares of BILL fell early in the year on low take rates and currency headwinds.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,213	10,865	11,465
6/30/20	15,456	13,259	14,972
9/30/20	17,435	14,480	16,043
12/31/20	20,289	16,606	20,793
3/31/21	19,946	17,659	21,807
6/30/21	22,373	19,115	22,661
9/30/21	23,287	19,095	21,380
12/31/21	22,423	20,867	21,383
3/31/22	18,150	19,765	18,683
6/30/22	13,982	16,464	15,085
9/30/22	14,142	15,729	15,122
12/31/22	14,241	16,859	15,747
3/31/23	15,340	18,069	16,703
6/30/23	16,555	19,585	17,881
9/30/23	15,833	18,948	16,572
12/31/23	17,414	21,235	18,685
3/31/24	18,507	23,362	20,102
6/30/24	16,957	24,114	19,515
9/30/24	18,105	25,616	21,156
12/31/24	18,229	26,290	21,516
3/31/25	16,231	25,049	19,125
6/30/25	17,297	27,802	21,413
9/30/25	18,589	30,075	24,024
12/31/25	18,952	30,798	24,316

202501-4140694, 202601-5112730

F1263-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
New Horizons Fund (Z Class)	3.96%	-1.35%	11.66%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 2000 Growth Index (Strategy Benchmark)	13.01	3.18	16.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,452,789
  Number of Portfolio Holdings386
  Investment Advisory Fees Paid (000s)$85,569
  Portfolio Turnover Rate92.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	27.1%
Industrials & Business Services	21.5
Information Technology	21.0
Consumer Discretionary	8.4
Financials	8.3
Energy	4.4
Materials	3.7
Real Estate	2.2
Communication Services	2.0
Other	1.4

Top Ten Holdings (as a % of Net Assets)

Lattice Semiconductor	1.9%
Natera	1.6
Guardant Health	1.5
Argenx	1.5
Fabrinet	1.4
MACOM Technology Solutions Holdings	1.2
SiteOne Landscape Supply	1.2
Teledyne Technologies	1.2
Repligen	1.1
Kymera Therapeutics	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Horizons Fund

Z Class (TRUZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	19,125	20,450
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund
PRJIX New Horizons Fund–
.
I Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 55 .81 $ 56 .22 $ 46 .33 $ 76 .81 $ 82 .28
Investment activities
Net investment loss
(1)(2)
( 0 .23 ) ( 0 .22 ) ( 0 .19 ) ( 0 .28 ) ( 0 .48 )
Net realized and unrealized
gain/loss 2 .26 2 .55 10 .08 ( 28 .02 ) 8 .14
Total from investment
activities 2 .03 2 .33 9 .89 ( 28 .30 ) 7 .66
Distributions
Net realized gain ( 6 .13 ) ( 2 .74 ) — ( 2 .18 ) ( 13 .13 )
NET ASSET VALUE
End of period $ 51 .71 $ 55 .81 $ 56 .22 $ 46 .33 $ 76 .81
Ratios/Supplemental Data
Total return
(2)(3)
3 .15% 3 .86% 21 .35% ( 37 .00 ) % 9 .71%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .80% 0 .79% 0 .78% 0 .79% 0 .75%
Net expenses after
waivers/payments by Price
Associates 0 .80% 0 .79% 0 .78% 0 .79% 0 .75%
Net investment loss ( 0 .43 ) % ( 0 .38 ) % ( 0 .37 ) % ( 0 .51 ) % ( 0 .54 ) %
Portfolio turnover rate 92 .8% 31 .9% 54 .8% 52 .7% 42 .5%
Net assets, end of period (in
millions) $4,783 $7,756 $10,376 $9,636 $24,296
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 56 .22 $ 56 .54 $ 46 .54 $ 77 .03 $ 82 .55
Investment activities
Net investment loss
(1)(2)
( 0 .16 ) ( 0 .14 ) ( 0 .13 ) ( 0 .20 ) ( 0 .39 )
Net realized and unrealized
gain/loss 2 .28 2 .56 10 .13 ( 28 .11 ) 8 .16
Total from investment
activities 2 .12 2 .42 10 .00 ( 28 .31 ) 7 .77
Distributions
Net realized gain ( 6 .13 ) ( 2 .74 ) — ( 2 .18 ) ( 13 .29 )
NET ASSET VALUE
End of period $ 52 .21 $ 56 .22 $ 56 .54 $ 46 .54 $ 77 .03
Ratios/Supplemental Data
Total return
(2)(3)
3 .29% 3 .99% 21 .49% ( 36 .91 ) % 9 .82%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .66% 0 .66% 0 .66% 0 .66% 0 .64%
Net expenses after
waivers/payments by Price
Associates 0 .66% 0 .66% 0 .66% 0 .66% 0 .64%
Net investment loss ( 0 .30 ) % ( 0 .25 ) % ( 0 .25 ) % ( 0 .36 ) % ( 0 .44 ) %
Portfolio turnover rate 92 .8% 31 .9% 54 .8% 52 .7% 42 .5%
Net assets, end of period (in
millions) $6,067 $9,715 $12,062 $10,763 $11,728
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 57 .29 $ 57 .19 $ 46 .77 $ 76 .88 $ 82 .36
Investment activities
Net investment income
(1)(2)
0 .21 0 .24 0 .21 0 .16 0 .17
Net realized and unrealized
gain/loss 2 .33 2 .60 10 .21 ( 28 .09 ) 8 .14
Total from investment
activities 2 .54 2 .84 10 .42 ( 27 .93 ) 8 .31
Distributions
Net realized gain ( 6 .13 ) ( 2 .74 ) — ( 2 .18 ) ( 13 .79 )
NET ASSET VALUE
End of period $ 53 .70 $ 57 .29 $ 57 .19 $ 46 .77 $ 76 .88
Ratios/Supplemental Data
Total return
(2)(3)
3 .96% 4 .68% 22 .28% ( 36 .49 ) % 10 .52%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .64% 0 .64% 0 .64% 0 .64% 0 .64%
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 0 .37% 0 .41% 0 .41% 0 .29% 0 .20%
Portfolio turnover rate 92 .8% 31 .9% 54 .8% 52 .7% 42 .5%
Net assets, end of period (in
millions) $2,603 $2,292 $2,304 $1,905 $3,246
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.6%
COMMUNICATION SERVICES  2.0%
Diversified Telecommunication Services  0.5%
AST SpaceMobile (1)(2) 162,112 11,774
GCI Liberty, Class A, EC (1)(3) 6,047,898 —
Globalstar (1) 308,474 18,829
Lumen Technologies (1) 4,423,300 34,369
64,972
Entertainment  1.2%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(3)(4) 877,600 —
Madison Square Garden Sports (1) 417,559 108,002
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(3)(4) 1,012,630 334
Roku (1) 508,765 55,196
163,532
Media  0.3%
New York Times, Class A  538,560 37,387
Nexstar Media Group  13,400 2,721
40,108
Total Communication Services 268,612
CONSUMER DISCRETIONARY  8.2%
Automobile Components  0.4%
Dorman Products (1) 102,385 12,613
Patrick Industries (2) 438,272 47,522
60,135
Broadline Retail  0.1%
Global-e Online (1) 337,979 13,286
13,286
Diversified Consumer Services  0.4%
Frontdoor (1) 384,562 22,186
Liberty Live Holdings, Class C (1) 321,080 26,701
Universal Technical Institute (1) 398,400 10,410
59,297
Hotels, Restaurants & Leisure  3.0%
Cava Group (1)(2) 528,129 30,996
Dutch Bros, Class A (1) 1,126,898 68,989
Hyatt Hotels, Class A  183,000 29,339
Life Time Group Holdings (1) 1,579,183 41,975
Navan, Class A (1) 841,155 14,367
Planet Fitness, Class A (1) 739,463 80,209

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Rush Street Interactive (1) 69,300 1,346
Travel + Leisure  198,300 13,986
Viking Holdings (1) 860,563 61,453
Wingstop (2) 254,620 60,724
403,384
Household Durables  1.3%
Cavco Industries (1) 70,145 41,438
Installed Building Products (2) 489,067 126,859
168,297
Leisure Products  0.3%
Peloton Interactive, Class A (1) 5,499,784 33,879
33,879
Specialty Retail  1.8%
American Eagle Outfitters  759,814 20,036
Boot Barn Holdings (1) 446,878 78,860
Floor & Decor Holdings, Class A (1) 473,519 28,833
Urban Outfitters (1) 106,300 8,000
Victoria's Secret (1) 601,100 32,562
Warby Parker, Class A (1) 1,220,705 26,599
Wayfair, Class A (1) 468,300 47,022
241,912
Textiles, Apparel & Luxury Goods  0.9%
Birkenstock Holding (1)(2) 1,254,823 51,322
Kontoor Brands  158,587 9,688
On Holding, Class A (1) 1,384,074 64,332
125,342
Total Consumer Discretionary 1,105,532
CONSUMER STAPLES  0.8%
Beverages  0.3%
Vita Coco (1) 712,628 37,776
37,776
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $14,239 (1)(3)(4) 588,894 —
—
Personal Care Products  0.4%
elf Beauty (1) 626,750 47,658
47,658

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  0.1%
Turning Point Brands  123,419 13,379
13,379
Total Consumer Staples 98,813
ENERGY  4.4%
Energy Equipment & Services  2.8%
Expro Group Holdings (1) 3,214,485 42,913
Kodiak Gas Services  489,547 18,309
Solaris Energy Infrastructure (2) 192,661 8,857
TechnipFMC  3,036,605 135,311
TETRA Technologies (1) 1,758,600 16,478
Tidewater (1) 640,763 32,365
Weatherford International  1,560,279 122,108
376,341
Oil, Gas & Consumable Fuels  1.6%
ARC Resources (CAD)  149,600 2,807
Delek U.S. Holdings  580,100 17,206
PBF Energy, Class A  1,425,945 38,672
Permian Resources  3,674,702 51,556
Tourmaline Oil (CAD)  91,700 4,113
Uranium Energy (1)(2) 7,675,453 89,649
Viper Energy, Class A  351,009 13,559
217,562
Total Energy 593,903
FINANCIALS  8.1%
Banks  2.1%
Coastal Financial (1)(2) 65,168 7,468
Columbia Banking System  2,202,229 61,552
CRB Group, Acquisition Date: 8/26/25, Cost $2,322 (1)(3)(4) 35,725 3,756
Customers Bancorp (1)(2) 492,000 35,975
Fulton Financial  2,192,055 42,372
Popular  450,225 56,062
Western Alliance Bancorp (2) 953,452 80,157
287,342
Capital Markets  1.9%
Evercore, Class A  39,162 13,325
Galaxy Digital, Class A (1)(2) 553,493 12,376
Houlihan Lokey  73,599 12,820
iCapital, Acquisition Date: 11/14/25, Cost $1,478 (1)(3)(4) 105,546 1,478
Invesco  1,115,400 29,302
Moelis, Class A  264,340 18,171

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
StepStone Group, Class A  1,154,344 74,074
StoneX Group (1) 525,429 49,984
TPG  713,601 45,556
257,086
Consumer Finance  0.8%
Enova International (1) 290,330 45,640
FirstCash Holdings  370,368 59,029
104,669
Financial Services  2.4%
Affirm Holdings (1) 664,351 49,448
Marqeta, Class A (1) 11,185,592 53,132
PennyMac Financial Services  386,432 50,947
Rocket, Class A  3,876,027 75,040
StoneCo, Class A (1) 1,373,783 20,318
Toast, Class A (1) 1,205,809 42,818
Voya Financial  291,207 21,692
Wise, Class A (GBP) (1) 1,159,839 13,895
327,290
Insurance  0.9%
Lemonade (1)(2) 884,013 62,924
Neptune Insurance Holdings, Class A (1) 265,897 7,753
RenaissanceRe Holdings  152,871 42,981
Root, Class A (1)(2) 80,044 5,782
119,440
Total Financials 1,095,827
HEALTH CARE  25.2%
Biotechnology  13.6%
Abivax, ADR (1) 96,328 12,990
Absci (1)(2) 1,347,300 4,702
Agios Pharmaceuticals (1) 74,300 2,022
Alnylam Pharmaceuticals (1) 227,151 90,327
Arcellx (1)(2) 415,234 27,073
Argenx, ADR (1) 232,427 195,459
Ascendis Pharma, ADR (1) 312,986 66,741
Bridgebio Pharma (1)(2) 855,611 65,446
Caris Life Sciences (1) 1,509,053 40,714
Celcuity (1) 197,800 19,729
Celldex Therapeutics (1) 538,361 14,622
Centessa Pharmaceuticals, ADR (1) 311,306 7,786
CG oncology (1) 723,500 30,040
Cogent Biosciences (1) 754,695 26,807

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Cytokinetics (1) 252,020 16,013
Denali Therapeutics (1) 478,112 7,894
Dianthus Therapeutics (1) 153,300 6,317
Disc Medicine (1) 471,851 37,470
Dyne Therapeutics (1)(2) 881,281 17,238
Evommune (1)(2) 292,245 5,003
GRAIL (1) 66,700 5,709
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(3)(4) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(3)(4) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(3)(4) 5,424,598 —
Ideaya Biosciences (1) 527,373 18,231
Immuneering, Class A (1)(2) 698,170 4,594
Immunome (1)(2) 129,324 2,778
Insmed (1)(2) 706,516 122,962
Ionis Pharmaceuticals (1)(2) 473,872 37,488
Janux Therapeutics (1) 233,314 3,220
Kodiak Sciences (1)(2) 126,384 3,534
Kymera Therapeutics (1) 1,965,240 152,915
Madrigal Pharmaceuticals (1)(2) 67,433 39,269
Mineralys Therapeutics (1)(2) 528,200 19,168
Mirum Pharmaceuticals (1) 460,319 36,361
Mirum Pharmaceuticals PIPE, Acquisition Date: 12/8/25,
Cost $4,279 (1)(4)(5) 62,486 4,442
Monte Rosa Therapeutics (1)(2) 1,706,251 26,754
Natera (1) 948,220 217,228
Nurix Therapeutics (1) 284,300 5,393
Nuvalent, Class A (1)(2) 493,633 49,655
ORIC Pharmaceuticals (1) 736,051 6,021
Praxis Precision Medicines (1) 190,217 56,065
Replimune Group (1) 2,436,709 23,685
Revolution Medicines (1) 433,748 34,548
Revolution Medicines, Warrants, 11/14/28 (1) 302,672 284
Rhythm Pharmaceuticals (1) 427,788 45,790
Ring Therapeutics, Acquisition Date: 4/12/21, Cost $13,087 (1)
(3)(4) 284,498 1,309
Scholar Rock Holding (1) 1,852,807 81,616
Soleno Therapeutics (1) 459,799 21,289
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(3)(4) 60,777 443
Ultragenyx Pharmaceutical (1) 234,571 5,395
Vera Therapeutics (1) 1,135,135 57,483

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Viridian Therapeutics (1) 1,058,110 32,928
Xenon Pharmaceuticals (1) 288,100 12,913
Zenas Biopharma (1)(2) 230,663 8,375
1,832,238
Health Care Equipment & Supplies  1.9%
iRhythm Technologies (1) 273,604 48,548
Kestra Medical Technologies (1)(2) 2,046,178 54,265
Masimo (1) 105,005 13,657
Penumbra (1) 368,823 114,671
TransMedics Group (1)(2) 166,774 20,288
251,429
Health Care Providers & Services  4.9%
Alignment Healthcare (1) 2,396,495 47,331
Billiontoone, Class A (1) 144,562 11,831
BrightSpring Health Services (1) 2,818,489 105,552
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(3)(4) 617,863 1,124
Concentra Group Holdings Parent  1,443,741 28,413
Encompass Health  398,097 42,254
Ensign Group (2) 478,349 83,328
GeneDx Holdings (1)(2) 134,929 17,549
Guardant Health (1) 1,938,742 198,023
HealthEquity (1) 386,864 35,441
Oscar Health, Class A (1) 1,206,168 17,333
RadNet (1) 1,081,938 77,196
665,375
Health Care Technology  0.4%
HeartFlow (1) 120,150 3,502
Veeva Systems, Class A (1) 245,339 54,767
58,269
Life Sciences Tools & Services  2.7%
Adaptive Biotechnologies (1) 1,645,314 26,720
Bio-Techne  2,075,032 122,033
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(3)(4) 5,448 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(3)(4) 5,448 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(3)(4) 5,448 —
Personalis (1)(2) 900,100 7,165
Repligen (1)(2) 936,547 153,463
Revvity  160,572 15,535
Sartorius Stedim Biotech (EUR)  146,390 35,956

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Tempus AI (1)(2) 80,712 4,766
365,638
Pharmaceuticals  1.7%
Axsome Therapeutics (1) 408,293 74,570
Crinetics Pharmaceuticals (1) 1,492,204 69,462
Elanco Animal Health (1)(2) 901,100 20,392
LENZ Therapeutics (1)(2) 365,000 5,840
MediWound (1)(2) 241,532 4,459
Structure Therapeutics, ADR (1) 202,816 14,106
Terns Pharmaceuticals (1) 173,013 6,990
WaVe Life Sciences (1) 2,289,440 38,920
234,739
Total Health Care 3,407,688
INDUSTRIALS & BUSINESS SERVICES  20.7%
Aerospace & Defense  3.1%
AeroVironment (1) 119,795 28,977
Beta Technologies, Class A (1) 283,206 7,989
BWX Technologies  166,539 28,785
Curtiss-Wright  36,752 20,260
Huntington Ingalls Industries  145,140 49,358
Karman Holdings (1) 441,779 32,325
Kratos Defense & Security Solutions (1) 76,011 5,770
Leonardo DRS  730,703 24,910
Loar Holdings (1)(2) 511,712 34,796
Mercury Systems (1) 526,552 38,444
Moog, Class A  265,064 64,556
StandardAero (1) 507,186 14,546
VSE  384,189 66,376
417,092
Air Freight & Logistics  0.2%
CH Robinson Worldwide  131,200 21,092
21,092
Building Products  1.6%
Modine Manufacturing (1) 1,055,959 140,981
Zurn Elkay Water Solutions  1,616,297 75,142
216,123
Commercial Services & Supplies  0.2%
Casella Waste Systems, Class A (1)(2) 173,170 16,960
Pitney Bowes  619,577 6,549
23,509

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  2.1%
API Group (1) 3,250,474 124,363
Arcosa  51,700 5,497
Construction Partners, Class A (1) 376,593 40,879
Dycom Industries (1) 253,750 85,742
Granite Construction (2) 236,000 27,223
283,704
Electrical Equipment  3.4%
Acuity  194,812 70,140
American Superconductor (1)(2) 135,066 3,887
Array Technologies (1) 2,912,246 26,851
Bloom Energy, Class A (1) 82,530 7,171
Ceres Power Holdings (GBP) (1) 1,050,929 2,998
EnerSys  181,000 26,562
Eos Energy Enterprises (1)(2) 230,687 2,644
Fluence Energy (1)(2) 1,653,700 32,710
Hubbell  242,873 107,862
Nextpower, Class A (1) 594,778 51,811
nVent Electric  653,563 66,644
Shoals Technologies Group, Class A (1) 3,413,638 29,016
Vicor (1) 256,100 28,068
456,364
Ground Transportation  0.9%
JB Hunt Transport Services  51,900 10,086
Lyft, Class A (1) 735,091 14,239
Old Dominion Freight Line  432,333 67,790
Saia (1) 99,722 32,561
124,676
Machinery  5.1%
Atmus Filtration Technologies  1,545,993 80,253
Enpro  202,632 43,390
Esab  861,183 96,211
Federal Signal  114,900 12,477
Ingersoll Rand  723,837 57,342
JBT Marel (2) 89,900 13,545
Middleby (1) 220,146 32,729
Mueller Industries  139,957 16,067
RBC Bearings (1) 287,096 128,743
SPX Technologies (1) 408,378 81,700
Toro  695,173 54,724
Watts Water Technologies, Class A  231,096 63,787
680,968

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Passenger Airlines  0.2%
Joby Aviation (1) 1,808,250 23,869
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(3)
(4) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(3)
(4) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(3)
(4) 1,049,318 —
23,869
Professional Services  2.2%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)
(3)(4)(6) 2,653,566 23,617
FTI Consulting (1) 199,358 34,056
Paylocity Holding (1) 421,763 64,319
Planet Labs PBC (1) 680,800 13,425
UL Solutions, Class A (2) 495,339 39,062
Upwork (1)(2) 5,785,845 114,676
289,155
Trading Companies & Distributors  1.7%
Diploma (GBP)  365,024 25,971
FTAI Aviation  7,000 1,378
SiteOne Landscape Supply (1) 1,305,136 162,568
Xometry, Class A (1) 558,839 33,234
223,151
Total Industrials & Business Services 2,759,703
INFORMATION TECHNOLOGY  19.3%
Communications Equipment  0.7%
Applied Optoelectronics (1)(2) 1,309,300 45,642
Calix (1) 385,055 20,381
Lumentum Holdings (1)(2) 35,100 12,938
Ondas Holdings (1)(2) 489,039 4,773
Viavi Solutions (1) 859,841 15,322
99,056
Electronic Equipment, Instruments & Components  3.7%
Bel Fuse, Class B  122,664 20,807
Belden  368,092 42,901
Cognex  1,238,470 44,560
Fabrinet (1) 411,149 187,188
Itron (1) 62,946 5,845
Mirion Technologies (1) 453,951 10,632
Novanta (1) 210,608 25,060

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (1) 303,506 155,010
492,003
Semiconductors & Semiconductor Equipment  8.1%
Ambarella (1) 515,100 36,490
Credo Technology Group Holding (1) 616,936 88,771
Entegris  1,281,676 107,981
FormFactor (1) 538,564 30,041
Impinj (1) 94,307 16,410
Lattice Semiconductor (1) 3,441,571 253,231
MACOM Technology Solutions Holdings (1) 952,912 163,215
MKS  124,500 19,895
Monolithic Power Systems  104,372 94,599
Onto Innovation (1) 214,701 33,893
Power Integrations  368,800 13,107
Qnity Electronics  34,200 2,792
Rambus (1) 371,791 34,164
SiTime (1)(2) 243,089 85,856
Synaptics (1) 295,400 21,865
Teradyne  459,990 89,036
1,091,346
Software  6.3%
Alarm.com Holdings (1) 273,584 13,958
Appfolio, Class A (1) 177,212 41,228
Aurora Innovation (1)(2) 1,839,786 7,065
BILL Holdings (1) 1,136,064 61,961
Braze, Class A (1) 380,800 13,058
Circle Internet Group (1) 16,200 1,285
Datadog, Class A (1) 703,757 95,704
Descartes Systems Group (1) 478,176 41,917
D-Wave Quantum (1)(2) 674,400 17,636
Figma, Class A (1) 1,100,277 41,117
Gusto, Acquisition Date: 10/6/20 - 11/9/20, Cost $11,149 (1)(3)
(4) 836,888 20,336
HubSpot (1) 124,895 50,120
Intapp (1) 881,836 40,406
InterDigital (2) 29,920 9,526
JFrog (1) 1,483,152 92,638
Manhattan Associates (1) 70,775 12,266
Monday.com (1) 224,437 33,118
nCino (1) 1,122,585 28,783
PAR Technology (1)(2) 295,396 10,717
Procore Technologies (1)(2) 987,890 71,859
Rubrik, Class A (1) 47,848 3,660

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Samsara, Class A (1) 1,386,601 49,155
ServiceTitan, Class A (1)(2) 523,560 55,759
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(3)
(4) 657,558 2,630
Unity Software (1) 31,200 1,378
Workiva (1) 331,062 28,554
845,834
Technology Hardware, Storage & Peripherals  0.5%
IonQ (1)(2) 1,459,310 65,479
65,479
Total Information Technology 2,593,718
MATERIALS  3.7%
Chemicals  0.0%
Axalta Coating Systems (1) 83,000 2,682
2,682
Construction Materials  0.1%
Knife River (1) 103,087 7,252
7,252
Metals & Mining  3.5%
Artemis Gold (CAD) (1) 2,251,027 60,173
Capstone Copper (CAD) (1) 701,100 7,039
Coeur Mining (1) 1,173,003 20,915
ERO Copper (CAD) (1) 653,900 18,499
Hecla Mining  857,721 16,460
Hudbay Minerals  563,700 11,189
Ivanhoe Electric (1) 3,334,572 53,286
MP Materials (1)(2) 67,753 3,423
OR Royalties (CAD)  1,768,831 62,657
Reliance  179,971 51,988
Royal Gold  340,546 75,700
Sibanye Stillwater, ADR (1) 2,667,700 38,015
Taseko Mines (1) 1,267,800 7,176
Warrior Met Coal  475,423 41,918
468,438
Paper & Forest Products  0.1%
Louisiana-Pacific  157,574 12,726
12,726
Total Materials 491,098

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Churchill Capital Corp. X, Class A (1) 415,000 6,474
Total Miscellaneous 6,474
REAL ESTATE  2.2%
Real Estate Management & Development  2.2%
Colliers International Group (2) 451,741 66,410
Compass, Class A (1) 5,534,913 58,504
Cushman & Wakefield (1) 2,100,748 34,011
FirstService  203,001 31,573
Jones Lang LaSalle (1) 328,290 110,460
Total Real Estate 300,958
Total Common Stocks (Cost $10,082,696) 12,722,326
CONVERTIBLE PREFERRED STOCKS  4.5%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(3)
(4) 2,632,810 —
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(3)(4) 1,375,830 454
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(3)(4) 2,337,940 1,052
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(3)(4) 682,712 335
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(3)
(4) 884,802 292
2,133
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(3)(4) 4,844,924 2,326
2,326
Total Communication Services 4,459
CONSUMER DISCRETIONARY  0.2%
Hotels, Restaurants & Leisure  0.2%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(3)(4)(6) 718,332 2,629
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(3)(4)(6) 1,727,442 6,322
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(3)(4)(6) 2,218,727 8,121

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(3)(4)(6) 433,698 1,587
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(3)(4)(6) 2,098,881 7,682
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(3)(4)(6) 745,950 2,730
Total Consumer Discretionary 29,071
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17
- 7/31/20, Cost $3,161 (1)(3)(4) 131,054 —
Farmers Business Network, Series F, Acquisition Date: 11/3/17
- 7/31/20, Cost $2,036 (1)(3)(4) 83,889 —
Total Consumer Staples —
FINANCIALS  0.2%
Capital Markets  0.2%
iCapital, Series B-1, Acquisition Date: 11/14/25, Cost $7,539 (1)
(3)(4) 538,536 7,539
iCapital, Series B-2, Acquisition Date: 11/14/25, Cost $957 (1)
(3)(4) 68,370 957
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(3)(4)(7) 24,002 8,665
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(3)(4)(7) 24,002 8,664
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(3)(4)(7) 4,229 1,527
27,352
Financial Services  0.0%
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $3,560 (1)(3)(4) 167,118 3,560
3,560
Total Financials 30,912
HEALTH CARE  1.6%
Biotechnology  1.0%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(3)(4) 1,234,213 14,181
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $19,567 (1)(3)(4) 1,106,212 6,465
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $6,561 (1)(3)(4) 1,122,551 6,561
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,897 (1)(3)(4) 227,803 1,331

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Eikon Therapeutics, Series C-1, Acquisition Date: 5/18/23 -
2/14/25, Cost $1,275 (1)(3)(4) 218,199 1,275
Eikon Therapeutics, Series D, Acquisition Date: 2/14/25,
Cost $7,836 (1)(3)(4) 1,340,753 7,836
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(3)(4) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(3)(4) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(3)(4) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(3)
(4) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(3)
(4) 861,590 15,759
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(3)(4) 826,411 4,281
Tessera Therapeutics, Series D, Acquisition Date: 3/7/25,
Cost $2,426 (1)(3)(4) 468,247 2,426
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,682 (1)(3)(4) 2,897,679 21,115
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $17,466 (1)(3)(4) 2,028,504 14,782
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $3,489 (1)(3)(4) 405,178 2,953
130,973
Health Care Equipment & Supplies  0.2%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(3)(4) 9,149,620 7,495
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(3)(4) 18,452,429 15,268
22,763
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(3)(4) 617,862 1,125
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(3)(4) 292,304 5,609
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $12,813 (1)(3)(4) 600,689 8,097
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(3)(4) 44,229 1,813
16,644
Life Sciences Tools & Services  0.3%
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $18,373 (1)(3)(4) 1,751,541 5,255

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(3)(4) 1,817,581 29,208
34,463
Total Health Care 204,843
INDUSTRIALS & BUSINESS SERVICES  0.8%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $18,589 (1)(3)(4) 468,377 103
103
Air Freight & Logistics  0.1%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(3)(4) 1,453,824 4,245
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(3)(4) 449,562 1,672
5,917
Professional Services  0.7%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(3)(4)(6) 5,552,310 49,416
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(3)
(4)(6) 4,517,982 40,210
89,626
Total Industrials & Business Services 95,646
INFORMATION TECHNOLOGY  1.7%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,004 (1)(3)(4)(6) 891,864 1,302
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(3)(4)(6) 288,891 422
1,724
Software  1.7%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $6,237 (1)(3)(4) 435,695 82,782
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(3)
(4) 2,755,737 66,964
Gusto, Series D, Acquisition Date: 7/16/19, Cost $19,989 (1)(3)
(4) 1,501,509 36,487
Harvey AI Corp, Series F, Acquisition Date: 12/3/25,
Cost $2,130 (1)(3)(4) 85,276 2,130
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $1,455 (1)(3)(4) 5,359 1,455
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(3)(4) 3,604,617 12,400

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)
(3)(4) 6,430,431 25,722
227,940
Total Information Technology 229,664
MATERIALS  0.0%
Metals & Mining  0.0%
Cyclic Materials, Series C, Acquisition Date: 12/11/25,
Cost $3,513 (1)(3)(4) 426,926 3,513
Total Materials 3,513
Total Convertible Preferred Stocks (Cost $619,543) 598,108
PREFERRED STOCKS  0.3%
HEALTH CARE  0.3%
Life Sciences Tools & Services  0.3%
Sartorius (EUR)  160,428 46,197
Total Health Care 46,197
Total Preferred Stocks (Cost $15,474) 46,197
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Government Reserve Fund, 3.77% (6)(8) 138,681,217 138,681
Total Short-Term Investments (Cost $138,681) 138,681
SECURITIES LENDING COLLATERAL  2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.0%
Money Market Funds 2.0%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(8) 272,726,757 272,727
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 272,727
Total Securities Lending Collateral (Cost $272,727) 272,727
Total Investments in Securities
102.4% of Net Assets
(Cost $11,129,121) $ 13,778,039

T. ROWE PRICE New Horizons Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $657,577 and represents 4.9% of net assets.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at December 31, 2025, was $4,279 and was valued at $4,442
(0.0% of net assets).
(6) Affiliated Companies
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
PIPE Private Investment in Public Equity

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BILL Holdings  $ (366,609) $ 98,933 $ —
Checkr  — 7,324 —
Checkr, Series C  — 15,325 —
Checkr, Series D  — 12,469 —
Esab  70,622 (89,357) 730
Evolve Vacation Rental Network, Series 4  — (4,432) —
Evolve Vacation Rental Network, Series 5  — (10,659) —
Evolve Vacation Rental Network, Series 6  — (13,689) —
Evolve Vacation Rental Network, Series 7  — (2,676) —
Evolve Vacation Rental Network, Series 8  — (12,950) —
Evolve Vacation Rental Network, Series 9  — (4,603) —
Haul Hub, Series B  — (2,686) —
Haul Hub, Series C  — (869) —
Kardium, Series D-5  — (282) —
Kardium, Series D-6  — (417) —
Monte Rosa Therapeutics  (23,303) 34,498 —
Replimune Group  (67,625) 46,656 —
SiteOne Landscape Supply  13,421 (19,557) —
T. Rowe Price Government Reserve Fund,
3.77% — — 11,794
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Affiliates not held at period end 60,027 (97,853) —
Totals $ (313,467)# $ (44,825) $ 12,524+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
BILL Holdings  $ 529,627 $ 25,956 $ 592,555 $ *
Checkr  16,293 — — 23,617
Checkr, Series C  34,091 — — 49,416
Checkr, Series D  27,741 — — 40,210
Dayforce  664,105 73,388 546,745 —
Esab  365,356 8,353 188,141 *
Evolve Vacation Rental
Network, Series 4  7,061 — — 2,629
Evolve Vacation Rental
Network, Series 5  16,981 — — 6,322
Evolve Vacation Rental
Network, Series 6  21,810 — — 8,121
Evolve Vacation Rental
Network, Series 7  4,263 — — 1,587
Evolve Vacation Rental
Network, Series 8  20,632 — — 7,682
Evolve Vacation Rental
Network, Series 9  7,333 — — 2,730
Generation Bio  5,657 — 56,348 —
Haul Hub, Series B  3,987 1 — 1,302
Haul Hub, Series C  1,291 — — 422
IGM Biosciences  10,855 — 53,059 —
Kardium, Series D-5  7,777 — — *
Kardium, Series D-6  15,685 — — *
Monte Rosa Therapeutics  23,619 — 31,363 *
Replimune Group  57,283 2,924 83,178 *
SiteOne Landscape Supply  * 52,627 231,012 *
T. Rowe Price Government
Reserve Fund, 3.77% 859,519  ¤  ¤ 138,681
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 272,727
Total $ 555,446^

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $12,524 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $557,970.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,129,121) $ 13,778,039
Receivable for investment securities sold 23,053
Receivable for shares sold 20,071
Dividends receivable 1,486
Due from affiliates 857
Cash 549
Foreign currency (cost $114) 114
Other assets 454
Total assets 13,824,623
Liabilities
Obligation to return securities lending collateral 272,727
Payable for shares redeemed 55,179
Payable for investment securities purchased 35,387
Investment management fees payable 7,541
Payable to directors 10
Other liabilities 990
Total liabilities 371,834
NET ASSETS $ 13,452,789

T. ROWE PRICE New Horizons Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,825,996
Paid-in capital applicable to 257,180,816 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 10,626,793
NET ASSETS $ 13,452,789
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,783,242; Shares outstanding: 92,508,111) $ 51.71
I Class
(Net assets: $6,066,723; Shares outstanding:
116,201,712) $ 52.21
Z Class
(Net assets: $2,602,824; Shares outstanding: 48,470,993) $ 53.70

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $162) $ 56,793
Securities lending 411
Other 82
Total income 57,286
Expenses
Investment management 99,757
Shareholder servicing
Investor Class $ 9,051
I Class 1,490 10,541
Prospectus and shareholder reports
Investor Class 84
I Class 44
Z Class 1 129
Custody and accounting 496
Registration 87
Legal and audit 76
Directors 51
Miscellaneous 178
Waived / paid by Price Associates (14,188)
Total expenses 97,127
Net investment loss (39,841)

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 3,197,138
Futures (17,168)
Foreign currency transactions (21)
Net realized gain 3,179,949
Change in net unrealized gain / loss
Securities (2,947,236)
Other assets and liabilities denominated in foreign currencies 40
Change in net unrealized gain / loss (2,947,196)
Net realized and unrealized gain / loss 232,753
INCREASE IN NET ASSETS FROM OPERATIONS $ 192,912

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (39,841) $ (52,552)
Net realized gain 3,179,949 2,207,618
Change in net unrealized gain / loss (2,947,196) (1,299,641)
Increase in net assets from operations 192,912 855,425
Distributions to shareholders
Net earnings
Investor Class (523,658) (370,116)
I Class (672,621) (462,944)
Z Class (265,303) (105,623)
Decrease in net assets from distributions (1,461,582) (938,683)
Capital share transactions
*
Shares sold
Investor Class 2,194,505 600,833
I Class 294,822 655,898
Z Class 541,053 184,905
Distributions reinvested
Investor Class 504,215 358,602
I Class 601,287 425,238
Z Class 265,303 105,623
Shares redeemed
Investor Class (5,196,842) (3,541,437)
I Class (3,939,324) (3,384,359)
Z Class (306,245) (301,771)
Decrease in net assets from capital share
transactions (5,041,226) (4,896,468)

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Decrease during period (6,309,896) (4,979,726)
Beginning of period 19,762,685 24,742,411
End of period $ 13,452,789 $ 19,762,685
*Share information (000s)
Shares sold
Investor Class 39,747 10,530
I Class 5,446 11,379
Z Class 9,218 3,162
Distributions reinvested
Investor Class 9,322 6,045
I Class 11,008 7,116
Z Class 4,725 1,735
Shares redeemed
Investor Class (95,534) (62,185)
I Class (73,045) (59,032)
Z Class (5,470) (5,190)
Decrease in shares outstanding (94,583) (86,440)

T. ROWE PRICE New Horizons Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Horizons
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. The fund has three classes of shares: the New Horizons Fund,
Inc. (Investor Class), the New Horizons Fund–I Class (I Class) and the New
Horizons Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE New Horizons Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $1,242,344,000 of net gain on
$1,948,522,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE New Horizons Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE New Horizons Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE New Horizons Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,428,749 $ 238,550 $ 55,027 $ 12,722,326
Convertible Preferred Stocks — — 598,108 598,108
Preferred Stocks — 46,197 — 46,197
Short-Term Investments 138,681 — — 138,681
Securities Lending Collateral 272,727 — — 272,727
Total $ 12,840,157 $ 284,747 $ 653,135 $ 13,778,039

T. ROWE PRICE New Horizons Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $(182,245,000) for the year ended December 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment
in Securities
Common
Stocks $ 109,461 $ 9,562 $ 16,886 $ (75,737) $ — $ (5,145) $ 55,027
Convertible
Preferred
Stocks 866,880 (32,705) 68,815 (310,027) 5,145 — 598,108
Total $ 976,341 $ (23,143) $ 85,701 $ (385,764) $ 5,145 $ (5,145) $ 653,135
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$55,027 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 1.7x
1.2x Increase
Enterprise
value to gross
profit multiple
2.2x 2.2x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$598,108 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#
Probability
for potential
outcome
10%
- 70%
33% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to sales
multiple
0.5x
– 9.3x
5.3x Increase
Sales growth
rate
12%
- 28%
19% Increase
Enterprise
value to gross
profit multiple
0.7x
– 8.8x
3.0x Increase
Gross profit
growth rate
18% 18% Increase
Enterprise
value to
EBITDA
multiple
12.4x 12.4x Increase
Cost of capital 30% 30% Decrease
Rate of return 0% - 7% 3% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 45% 45% Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2025, the fund held no derivative instruments.

T. ROWE PRICE New Horizons Fund

The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (17,168)
Total $ (17,168)

T. ROWE PRICE New Horizons Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $343,677,000; the aggregate value of collateral was
$353,873,000 and consisted of cash collateral and related investments of
$272,727,000 and U.S. government securities of $81,146,000.

T. ROWE PRICE New Horizons Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $14,462,258,000 and
$18,338,590,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 130,413 $ —
Long-term capital gain 1,331,169 938,683
Total distributions $ 1,461,582 $ 938,683

T. ROWE PRICE New Horizons Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 11,217,518
Unrealized appreciation $ 3,200,203
Unrealized depreciation (639,670)
Net unrealized appreciation (depreciation) $ 2,560,533
($000s)
Undistributed long-term capital gain $ 265,463
Net unrealized appreciation (depreciation) 2,560,533
Total distributable earnings (loss) $ 2,825,996

T. ROWE PRICE New Horizons Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%. Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $40 billion.
Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended December 31, 2025.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE New Horizons Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE New Horizons Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $4,166,000 for T. Rowe Price Services, Inc.; and
$1,222,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $33,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $5,000. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $— $— $(14,188)

T. ROWE PRICE New Horizons Fund

presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 306,809 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management

T. ROWE PRICE New Horizons Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Horizons Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of
T. Rowe Price New Horizons Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Horizons Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Horizons Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Horizons Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,007,477,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $43,663,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $40,081,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F42-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026